Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
U.S. federal statutory income tax rate	34.00%	34.00%
Lower rates in PRC, net	(9.00%)	(9.00%)
Effects of tax basis differences	(25.00%)	(25.00%)
The Company's effective tax rate	0.00%	0.00%